ZHEJIANG JIAHUAN ELECTRONIC COMPANY CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY In Thousands	Total USD ($)	Retained earnings USD ($)	Non controlling interest USD ($)	ZHEJIANG JIAHUAN CNY	ZHEJIANG JIAHUAN Share capital CNY	ZHEJIANG JIAHUAN Capital reserves CNY	ZHEJIANG JIAHUAN PRC statutory reserves CNY	ZHEJIANG JIAHUAN Retained earnings CNY	ZHEJIANG JIAHUAN Non controlling interest CNY
Beginning Balance, amount at Dec. 31, 2010				86,104	11,250	8,542	20,920	44,793	599
Net loss and total comprehensive loss	647			(4,764)				(4,633)	(131)
Purchase of non-controlling interest	(227)		(227)
Ending Balance, amount at Dec. 31, 2011				81,340	11,250	8,542	20,920	40,160	468
Net loss and total comprehensive loss	(429)			1,535				1,519	16
Purchase of non-controlling interest								204	(204)
Ending Balance, amount at Dec. 31, 2012				82,875	11,250	8,542	20,920	41,883	280
Net loss and total comprehensive loss	35			2,308				2,305	3
Transfer to statutory reserve							11	(11)
Dividend paid				(2,250)				(2,250)
Ending Balance, amount at Dec. 31, 2013				82,933	11,250	8,542	20,931	41,927	283